Income Taxes (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income (loss) before income taxes	$ (100,827)	$ (152,741)	$ (874,831)	$ 230,132
PRC [Member]
Income (loss) before income taxes			(825,219)	230,132
BVI [Member]
Income (loss) before income taxes			$ (49,612)